Schedule I-Condensed Financial Information of Pacific Drilling S.A. (Parent Only)	12 Months Ended
Dec. 31, 2012
Schedule I-Condensed Financial Information of Pacific Drilling S.A. (Parent Only)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Operations

(in thousands, except share and per share information)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
General and administrative expenses	$(4,147)	$(1,295)

Operating loss	(4,147)	(1,295)
Equity in earnings (losses) of subsidiaries	42,906	(10,757)
Interest expense	(4,510)	—
Other income	(260)	14

Net income (loss)	$33,989	$(12,038)

Earnings (loss) per common share, basic	$0.16	$(0.06)

Weighted average number of common shares, basic	216,901,000	210,321,818

Earnings (loss) per common share, diluted	$0.16	$(0.06)

Weighted average number of common shares, diluted	216,903,159	210,321,818

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Comprehensive Income (Loss)

(in thousands)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
Net income (loss)	$33,989	$(12,038)
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	(22,551)	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	24,419	1,802

Total other comprehensive income (loss)	1,868	(60,284)

Total comprehensive income (loss)	$35,857	$(72,322)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Balance Sheet

(in thousands, except share amounts)

	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$155	$7,226
Amount due from subsidiaries	997	—
Deferred financing costs	2,036	—
Prepaid expenses and other current assets	545	61

Total current assets	3,733	7,287

Investment in subsidiary	2,647,215	2,277,787
Deferred financing costs	2,206	—
Other assets	—	76

Total assets	$2,653,154	$2,285,150

Liabilities and shareholders’ equity:
Accounts payable and accrued expenses	$706	$568
Amount due to subsidiary	28,469	10,509
Accrued interest payable	8,731	—

Total current liabilities	37,906	11,077

Long-term debt, net of current maturities	300,000	—
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)

Total shareholders’ equity	2,315,248	2,274,073

Total liabilities and shareholders’ equity	$2,653,154	$2,285,150

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Cash Flows

(in thousands)

	For the year ended December 31, 2012	For the period March 11, 2011 (inception) to December 31, 2011
Cash flow from operating activities:	10,031	(11,845)
Cash flow from investing activities:
Capital contributions to consolidated subsidiaries	(310,994)	(606,745)
Cash flow from financing activities:
Issuance of common shares	—	625,816
Proceeds from long-term debt	300,000	—
Deferred financing costs	(6,108)	—

Net cash provided by financing activities	293,892	625,816

Decrease (increase) in cash and cash equivalents	(7,071)	7,226
Cash and cash equivalents, beginning of period	7,226	—

Cash and cash equivalents, end of period	$155	$7,226